Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Trademarks and other	$ 2,025	$ 2,069
Total	20,920	20,173
Finite-Lived Intangible Assets [Line Items]
Gross Amount	18,895	18,104
Accumulated Amortization	5,236	4,570
Service Portfolios [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	1,995	1,977
Accumulated Amortization	1,344	1,307
Patents and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	378	361
Accumulated Amortization	201	189
Collaboration [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	3,724	3,336
Accumulated Amortization	211	86
Customer Relationships and Other
Finite-Lived Intangible Assets [Line Items]
Gross Amount	12,798	12,430
Accumulated Amortization	$ 3,480	$ 2,988